Acquisitions and Divestitures - Additional Information - 2013 Activity - Canada LNG Project (Detail)		12 Months Ended
	Feb. 28, 2013 USD ($) a	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of oil and gas assets		$ 268,000,000	$ 470,000,000	$ 307,000,000
Chevron Canada and Apache Canada [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from limited partnership	$ 398,000,000
Kitimat LNG [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of ownership	50.00%
Proceeds from transaction	$ 396,000,000
Proceeds from sale of oil and gas assets	$ 644,000,000
Kitimat LNG [Member] | Horn River and Liard Basins [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Business properties held | a	644,000